Pursuant to Rule 497(e)
                                                       Registration No. 33-69760
================================================================================
DELAFIELD FUND, INCORPORATED
[GRAPHIC OMMITTED]                                    600 Fifth Avenue
                                                      New York, New York 10020
                                                      (212) 830-5220
                                                      (800) 221-3079 (Toll Free)

--------------------------------------------------------------------------------

     Supplement dated July 26, 2005, to the Prospectus dated April 29, 2005

Effective August 15, 2005, on page 12, under the heading "Shareholder Information - Subsequent Purchases of Shares," the address in the first paragraph is deleted and is replaced with the following:

         "Delafield Fund, Inc.
         c/o Reich & Tang Funds
         600 Fifth Avenue - 8th Floor
         New York, New York 10020"

Effective September 1, 2005, the distributor for the Delafield Fund, Inc. will be IXIS Asset Management Distributors, L.P. The Board of Directors approved the change in distributor at a board of directors meeting held on July 21, 2005. Accordingly, the following changes to the Prosepctus are effective on September 1, 2005.

On page 18, under the heading "Distribution Arrangements - Rule 12b-1 Fees," the second sentence of the first paragraph is deleted and replaced with the following:

         "However, the Fund pays fees in connection with the distribution of shares and for the provision of servicing to shareholders."

On page 18, under the heading "Distribution Arrangements - Rule 12b-1 Fees," the reference to "Reich & Tang Distributors, Inc." in the second paragraph is deleted and replaced with "IXIS Asset Management Distributors, L.P." and the phrase "and a Shareholder Servicing Agreement" at the end of the second paragraph is deleted.

On page 18, under the heading "Distribution Arrangements - Rule 12b-1 Fees," the third paragraph is deleted and replaced with the following:

         "Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and provides servicing to shareholders and receives a fee of 0.25% per annum of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations. As agent for the Fund, the Distributor solicits orders for the purchase of the Fund's shares."

On page 19, under the heading "Distribution Arrangements - Rule 12b-1 Fees,"the fourth paragraph is deleted.

On page 19, under the heading "Distribution Arrangements - Rule 12b-1 Fees,"the second sentence of the fifth paragraph is deleted and replaced with the following:

         "The Distributor may also make payments from time to time from its own resources, which may include the fee it receives under the Distribution Agreement and past profits, for the purposes enumerated above."

On page 19, under the heading "Distribution Arrangements - Rule 12b-1 Fees,"the reference to "Shareholder Servicing Agreement" in the third sentence of the fifth paragraph is deleted and replaced with "Distribution Agreement."

The name, address and toll-free number for the Distributor on the back cover of the Prospectus should be replaced with IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116, (800) 862-4863.

                                                       Pursuant to Rule 497(e)
                                                       Registration No. 33-69760
================================================================================
DELAFIELD FUND, INCORPORATED
[GRAPHIC OMMITTED]                                    600 Fifth Avenue
                                                      New York, New York 10020
                                                      (212) 830-5220
                                                      (800) 221-3079 (Toll Free)

--------------------------------------------------------------------------------

                         Supplement dated July 26, 2005,
         to the Statement of Additional Information dated April 29, 2005

Effective September 1, 2005, the distributor for the Delafield Fund, Inc. will be IXIS Asset Management Distributors, L.P. The Board of Directors approved the change in distributor at a board of directors meeting held on July 21, 2005. Accordingly, the following changes to the Statement of Additional Information are effective September 1, 2005.

On page 12, under the heading "Investment Advisory and Other Services" the reference to "shareholder servicing fee" in the first sentence of the last paragraph under this heading is deleted and replaced with "the fee it receives under the Distribution Agreement."

On page 13, under the heading "Distribution And Service Plan," the first sentence of the first paragraph is deleted and replaced with the following:

         "The Fund's distributor is IXIS Asset Management Distributors, L.P. (the "Distributor"), a Delaware limited partnership with principal offices at 399 Boylston Street, Boston, Massachusetts 02116."

On page 13, under the heading "Distribution And Service Plan," the reference in the first paragraph to "and a Shareholder Servicing Agreement" is deleted.

On page 13, under the heading "Distribution And Service Plan," the second paragraph is deleted and replaced with the following:

         "Under the Distribution Agreement, the Distributor serves as distributor of the Fund's shares and provides servicing to shareholders and receives a fee of 0.25% per annum of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations."

On page 13, under the heading "Distribution And Service Plan," the third paragraph is deleted.

On page 14, under the heading "Distribution And Service Plan," the second sentence of the sixth paragraph is deleted and replaced with the following:

         "The Distributor may also make payments from time to time from its own resources, which may include the fee it receives under the Distribution Agreement and past profits, for the purposes enumerated above."

On page 14, under the heading "Distribution And Service Plan," the reference in the sixth paragraph to "Shareholder Servicing Agreement" is replaced with "Distribution Agreement."

On page 14, under the heading "Distribution And Service Plan" the eighth paragraph is deleted and replaced with the following:

         "In accordance with the Rule, the Plan requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made."

On page 14, under the heading "Distribution And Service Plan" the reference to "April 21, 2005" in the ninth paragraph is deleted and replaced with "July 21, 2005."

On page 17, under the heading "Brokerage Allocation and Other Practices," in the sixth paragraph, the references to "the Distributor" are deleted and replaced with "Reich & Tang Distributors, Inc."

On page 17, under the heading "Brokerage Allocation and Other Practices," the reference in the second sentence of the sixth paragraph to "an affiliated person of the Fund" is deleted and replaced with "an affiliated person of the Manager, who is an affiliated person of the Fund."

On page 20, under the heading "Underwriters," the fourth sentence of the first paragraph is deleted and replaced with the following:

         "Pursuant to the Distribution Agreement, the Distributor receives a fee of 0.25% per annual of the Fund's average daily net assets for providing distribution assistance to the Fund and for providing or arranging for others to provide servicing to shareholders. For the fiscal year ended December 31, 2004, the Distributor did not receive any fee under the Distribution Agreement since the Distribution Agreement was not yet in effect."